Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended
	Oct. 31, 2024	Oct. 21, 2024	Nov. 30, 2024	Dec. 31, 2024	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Apr. 30, 2025	May 31, 2025	Jun. 30, 2025	Jul. 31, 2025	Aug. 31, 2025
Select STOXX Europe Aerospace & Defense ETF
Account Value [Line Items]
Accumulated Value	$ 9,853	$ 10,000	$ 10,028	$ 9,694	$ 10,667	$ 12,309	$ 13,423	$ 14,284	$ 16,190	$ 17,235	$ 16,658	$ 16,823
S&P 500 Index
Account Value [Line Items]
Accumulated Value	9,745	10,000	10,317	10,071	10,352	10,217	9,641	9,576	10,178	10,696	10,936	11,158
STOXX Europe Total Market Aerospace & Defense Index
Account Value [Line Items]
Accumulated Value	$ 9,730	$ 10,000	$ 10,107	$ 9,881	$ 10,864	$ 12,182	$ 13,286	$ 14,045	$ 16,074	$ 17,122	$ 16,833	$ 17,077